STOCK OPTIONS (Details Textual) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended		67 Months Ended	70 Months Ended
	Oct. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Stock based compensation	$ 139,063	$ 392,323	$ 0	$ 296,588	$ 865,158	$ 435,651	$ 1,551,871	$ 1,944,194
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross					175,000
Weighted Average Exercise Price, Options granted					$ 30.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					0 years
Weighted-average grant date fair value (in dollars per share)					$ 23.50
Closing Stock Price					$ 11.0		$ 11.0
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		376,500		0	150,000	0	150,000	376,500
Amended And Restated 2012 Plan [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		226,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		550,000						550,000
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period		10 years
Weighted Average Exercise Price, Options granted		$ 10.2
Weighted-average grant date fair value (in dollars per share)		$ 7.83
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The options vest 1/3rd on February 12, 2014 and 1/36th on the 12th of each month thereafter for 24 months.
Incentive Stock Options Plan 2012 [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross					175,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					200,000		200,000
Minimum Exercise Price Description					the exercise price of an Incentive Stock Option may not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not a 10% stockholder.
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period					10 years
Common Stock, Capital Shares Reserved for Future Issuance					200,000		200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 4,122,995			$ 2,742,000		$ 2,742,000	$ 4,122,995
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		3 years			3 years
Weighted Average Exercise Price, Options granted					$ 30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years
Weighted-average grant date fair value (in dollars per share)					$ 23.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					The options vest 1/3rd on May 9, 2013 and 1/36th on the 9th of each month thereafter for 24 months.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					25,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		150,000			150,000		150,000	150,000
Incentive Stock Options Plan 2012 [Member] | Share Holderes Holding Percentage Ten Or More [Member]
Minimum Excercise Price On Percentage Of Fair Value Of Common Stock		110.00%			110.00%
Incentive Stock Options Plan 2012 [Member] | Share Holders Holding Percentage Less Than Ten [Member]
Minimum Excercise Price On Percentage Of Fair Value Of Common Stock		100.00%			100.00%
Stock Option Plan 2010 [Member]
Common Stock, Capital Shares Reserved for Future Issuance					228,232		228,232